Related Party Transactions (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended			53 Months Ended
	Jan. 02, 2020	Jul. 23, 2019	Jan. 31, 2019	Jan. 14, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018		Aug. 31, 2018	Dec. 31, 2017
Accrued liabilities						$ 0	$ 70
Warrants outstanding					279,000	279,000	336,000			336,000
Warrant exercise price					$ 104.18 [1]		$ 104.18	[2]
Stock options issued granted					20,000	20,000	29,000
Shares issued, price per share						$ 5.96	$ 7.20
Exercise price					$ 5.53	$ 5.89	$ 25.20
John Pappajohn [Member] | IPO [Member]
Stock options issued granted			33,000	33,000
Shares issued, price per share			$ 6.90	$ 6.75
John Roberts [Member] | IPO [Member]
Stock options issued granted			6,000	3,000
Shares issued, price per share			$ 6.90	$ 6.75
Geoffrey Harris [Member] | IPO [Member]
Stock options issued granted				3,000
Shares issued, price per share				$ 6.75
Edmund Cannon [Member] | IPO [Member]
Stock options issued granted			1,000
Shares issued, price per share			$ 6.90
M. Glenn Miles [Member] | IPO [Member]
Stock options issued granted			5,000
Shares issued, price per share			$ 6.90
John Pappajohn [Member]
Warrants outstanding						18,000	18,000
Warrant exercise price						$ 280.14	$ 280.14
Five Non-Employee Directors [Member]
Stock options issued granted		3,000
Exercise price		$ 4.50
Option grants		$ 263
M. Glenn Miles and Ralf Brandt [Member]
Stock options issued granted	10,000
Exercise price	$ 5.53
Consulting Agreement [Member]
Related party expenses							$ 80
Consulting Agreement [Member] | Equity Dynamics, Inc. [Member] | John Pappajohn [Member]
Received monthly fee									$ 10

[1]	Weighted-average exercise prices are as of June 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.